UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2009

(Unaudited)

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Center Drive, Suite 400

Broadview Heights, OH 44147

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, OH 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

(UNAUDITED)

	Queens Road Value Fund
	Schedule of Investments
	November 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 84.29%

Aerospace & Defense - 1.52%
3,600	United Technologies Corp.	$ 242,064

Alternative Carriers - 1.00%
5,166	Time Warner, Inc. *	158,700

Apparel & Accessories - 1.60%
3,500	V.F. Corp.	254,520

Banks - 3.03%
7,000	Bank of New York Mellon Corp.	186,480
6,000	State Street Corp.	247,800
2,000	US Bancorp	48,260
		482,540
Beverages - 1.38%
4,287	Brown Forman Corp. Class-B	219,366

Broadcasting & Cable TV - 5.56%
50,490	CBS Corp. Class-B	646,777
8,800	Dish Network Corp. Class-A *	182,248
1,296	Time Warner Cable, Inc.	54,289
		883,314
Computer Storage & Peripherals - 8.59%
20,000	Dell, Inc. *	282,400
3,500	International Business Machines Corp.	442,225
20,000	EMC Corporation *	336,600
4,600	Lexmark International Group *	115,782
12,500	Seagate Technology *	189,125
		1,366,132
Electric Utilites - 2.45%
10,900	Duke Energy Corp.	181,812
1,700	Progress Energy, Inc.	66,453
4,400	Southern Co.	141,196
		389,461
Finance Services - 1.05%
4,000	American Express Co.	167,320

Financials-Asset Management & Custody Banks - 1.20%
3,900	T. Rowe Price Associates, Inc.	190,827

Fire, Marine & Casualty Insurance - 1.27%
2	Berkshire Hathaway, Inc. Class-A *	201,200

Food & Kindred Products - 1.19%
6,400	Unilever PLC ADR	188,992

Healthcare Distributors & Services - 1.46%
4,300	WellPoint, Inc. *	232,329

Healthcare Facilities - 1.25%
6,500	Community Health Systems *	198,315

Hospital & Medical Service Plans - 0.13%
500	Humana, Inc. *	20,755

Household Products - 1.10%
2,900	Clorox Co.	174,783

Housewares & Specialties - 1.54%
6,380	Fortune Brands, Inc.	245,056

Industrial Conglomerates - 3.00%
3,162	Covidien Ltd.	148,045
9,162	Tyco International Ltd.	328,641
		476,686
Industrial Instruments For Measurement, Display And Control - 0.51%
1,150	Danaher Corp.	81,558

Industrial Machinery - 1.16%
5,200	Ingersoll-Rand Co. Ltd.	183,924

Insurance Brokers - 0.78%
5,500	Marsh & McLennan Companies, Inc.	124,025

Integrated Oil & Gas - 2.22%
4,700	Exxon Mobil Corp.	352,829

Integrated Telecommunication Services - 4.93%
11,100	AT&T, Inc.	299,034
6,000	CenturyTel, Inc.	213,540
27,333	Windstream Corp.	271,143
		783,717
Internet Software & Services - 4.26%
6,000	Intel Corp.	115,200
11,500	Microsoft Corp.	338,215
15,000	Yahoo! Inc. *	224,550
		677,965
Leisure Products - 1.06%
5,700	Hasbro, Inc.	169,005

Movies & Entertainment - 3.52%
44,500	News Corp. Class-A	509,970
1,690	Viacom, Inc. Class-B *	50,092
		560,062
Multi-Sector Holdings - 2.54%
18,800	Leucadia National Corp. *	404,576

National Commercial Banks - 1.07%
4,000	JPMorgan Chase & Co.	169,960

Oil & Gas Exploration & Production - 0.72%
1,200	Apache Corp.	114,336

Personal Products - 0.08%
475	Alberto-Culver Co. Class-B	13,371

Pharmaceuticals - 9.09%
9,000	Glaxosmithkline, PLC ADR	373,230
5,050	Johnson & Johnson	317,342
13,820	Merck & Co., Inc.	500,422
14,000	Pfizer, Inc.	254,380
		1,445,374
Property & Casualty Insurance - 3.67%
21,400	Progressive Corp. *	358,878
4,300	Travelers Companies, Inc.	225,277
		584,155
Publishing & Printing - 0.78%
3,300	John Wiley & Sons, Inc. Class-A	123,585

Refuse Systems - 1.45%
7,000	Waste Management, Inc.	229,880

Reinsurance - 1.37%
4,100	RenaissanceRe Holdings Ltd.	218,448

Restaurants - 1.68%
4,225	McDonalds Corp.	267,231

Services-Electronic Information - 1.77%
8,900	Thomson Reuters Corp.	282,219

Surgical & Medical Instruments & Apparatus - 1.27%
2,600	3M Co.	201,344

Systems Software - 1.56%
14,000	Symantec Corp. *	248,500

Wireless Telecommunication Services - 0.48%
1,586	America Movil S.A.B. de C.V. Series-L ADR	76,731

TOTAL FOR COMMON STOCKS (Cost $12,678,137) - 84.29%		$13,405,155

EXCHANGE TRADED FUND - 2.91%
Gold & Silver Ores - 2.91%
4,000	iShares Comex Gold (Cost $394,359) *	462,960

SHORT TERM INVESTMENTS - 12.50%
1,987,399	AIM Short Term Investment Company Prime Portfolio 0.16% ** (Cost $1,987,399)	1,987,399

TOTAL INVESTMENTS (Cost $15,059,895) - 99.72%		15,855,514

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.28%		44,452

NET ASSETS - 100.00%		$15,899,966

* Non-income producing security during the period.
ADR - American Depository Receipt
PLC - Public Limited Company
** Variable rate security; the coupon rate shown represents the yield at November 30, 2009.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
November 30, 2009 (Unaudited)

Assets:
Investments, at Value (Cost $15,059,895)	$ 15,855,514

Receivables:
Dividends and Interest	56,529
Total Assets	15,912,043
Liabilities:
Accrued Management Fees (Note 3)	12,077
Total Liabilities	12,077
Net Assets	$ 15,899,966

Net Assets Consist of:
Paid In Capital	16,777,474
Accumulated Undistributed Net Investment Income	170,062
Accumulated Undistributed Realized Loss on Investments	(1,843,189)
Unrealized Appreciation in Value of Investments	795,619
Net Assets, for 1,320,240 Shares Outstanding (Unlimited number
of shares authorized with a par value of $0.001)	$ 15,899,966

Net Asset Value, Offering and Redemption Price Per Share ($15,899,966/1,320,240)	$ 12.04

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the six months ended November 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $496)	$ 163,050
Interest	1,922
Total Investment Income	164,972

Expenses:
Advisory Fees (Note 3)	68,569
Total Expenses	68,569

Net Investment Income	96,403

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	23,835
Net Change in Unrealized Appreciation on Investments	2,167,469
Net Realized and Unrealized Gain on Investments	2,191,304

Net Increase in Net Assets Resulting from Operations	$ 2,287,707

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2009	5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 96,403	$ 189,864
Net Realized Gain/(Loss) on Investments	23,835	(1,712,893)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	2,167,469	(2,045,399)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,287,707	(3,568,428)

Distributions to Shareholders From:
Net Investment Income	-	(187,792)
Realized Gains	-	(199)
Net Change in Net Assets from Distributions	-	(187,991)

Capital Share Transactions:
Proceeds from Sale of Shares	1,844,271	5,676,262
Shares Issued on Reinvestment of Dividends	-	94,784
Cost of Shares Redeemed	(655,777)	(1,114,743)
Net Increase in Net Assets from Shareholder Activity	1,188,494	4,656,303

Net Assets:
Net Increase in Net Assets	3,476,201	899,884
Beginning of Period	12,423,765	11,523,881
End of Period (Including Accumulated Undistributed Net Investment
Income of $170,062 and $73,659, Respectively)	$15,899,966	$12,423,765

Share Transactions:
Shares Sold	167,280	554,655
Shares Issued on Reinvestment of Dividends	-	9,564
Shares Redeemed	(57,734)	(115,238)
Net Increase in Shares	109,546	448,981
Outstanding at Beginning of Period	1,210,694	761,713
Outstanding at End of Period	1,320,240	1,210,694

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	11/30/2009		5/31/2009		5/31/2008	5/31/2007	5/31/2006	5/31/2005

Net Asset Value, at Beginning of Period	$ 10.26		$ 15.13		$ 16.65	$ 14.17	$ 13.00	$ 12.54

Income From Investment Operations:
Net Investment Income *	0.08		0.20		0.27	0.33	0.15	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	1.70		(4.88)		(1.30)	2.46	1.15	1.20
Total from Investment Operations	1.78		(4.68)		(1.03)	2.79	1.30	1.36

Distributions from:
Net Investment Income	-		(0.19)		(0.27)	(0.21)	(0.05)	(0.26)
Capital Gains	-		-	***	(0.22)	(0.10)	(0.08)	(0.64)
	-		(0.19)		(0.49)	(0.31)	(0.13)	(0.90)

Net Asset Value, at End of Period	$ 12.04		$ 10.26		$ 15.13	$ 16.65	$ 14.17	$ 13.00

Total Return **	17.35%		(30.90)%		(6.34)%	19.83%	10.03%	10.79%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,900		$ 12,424		$ 11,524	$ 9,730	$ 4,946	$ 1,388
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	†	0.95%		0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.33%	†	1.83%		1.75%	2.12%	1.05%	0.89%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	†	0.95%		0.95%	0.95%	0.95%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.33%	†	1.83%		1.75%	2.12%	1.05%	1.27%

Portfolio Turnover	0.71%		37.64%		14.05%	8.66%	6.54%	54.53%

* Net Investment Income per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.
*** Amount is less than $0.005
† Annualized
(a) Total return (not annualized) before the waiver of related party broker commissions of $332 is 10.79%.

The accompanying notes are an integral part of these financial statements.

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the year ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2005.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Subsequent Events: Management has evaluated subsequent events through January 29, 2010, the date the financial statements were issued.

Fair Value Measurements:  In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2009:

Assets (b)	Level 1	Level 2	Level 3	Total
Equity Securities	$ 13,405,155	-	-	$ 13,405,155
Exchange Traded Fund	462,960			462,960
Short-Term Investments – Money Market	1,987,399	-	-	1,987,399
Total	$15,855,514	-	-	$15,855,514

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six month period ended November 30, 2009.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the six months ended November 30, 2009, the Advisor earned $68,569.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at November 30, 2009, is $12,077.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the six months ended November 30, 2009.

Note 4. Capital Stock

At November 30, 2009, there were an unlimited number of shares authorized and 1,320,240 shares outstanding, each with a par value of $0.001, and paid-in capital amounted to $16,777,474 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2009, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $2,038,328 and $82,736, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal six months ended November 30, 2009, and fiscal year ended May 31, 2009, was as follows:

Distributions paid from:	November 30, 2009	May 31, 2009
Ordinary Income	$ -	$187,792
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	199
	$ -	$187,991

On 12/29/2008, the ordinary distribution per share was .18854 resulting in total ordinary income of $187,792.  On 12/29/2008, the capital gain distribution per share was .0002 resulting in total long-term capital gains of $199.

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 170,062
Undistributed Capital Losses	(1,843,189)
Unrealized Appreciation	795,619
Net Total	$ (3,165,216)

At November 30, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
1,878,308	(1,082,689)	795,619

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2009, resulted from the deferral of Post-October losses of $1,218,733 and wash sales of $8,635.

The aggregate cost of securities for federal income tax purposes at November 30, 2009, was $15,059,895.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2009, Pershing, LLC., for the benefit of its customers, owned 98.80% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $639,656, which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Queens Road Value Fund
Expense Illustration
November 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2009 through November 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2009	November 30, 2009	June 1,2009 to November 30,2009

Actual	$1,000.00	$1,173.49	$5.18
Hypothetical (5% Annual Return before expenses)
	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Contract - At a meeting held August 28, 2009 , the Bragg Capital Trust Board of Trustees (the “Trustees”), including all of the non-interested Trustees, approved the continuance of the Investment Advisory Agreement (the “Contract”) between Bragg Financial Advisors, Inc (the “Advisor”) and the Bragg Capital Trust (the Fund).  In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group.  The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Fund’s Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Fund; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Fund, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group and the reduction in contractual expenses for the Queens Road Small Cap Value Fund effective July 1, 2009.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Fund based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Fund. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Fund was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Fund with the expense ratios of funds in each series’ respective peer group.  The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics.  The cost to the Advisor for providing the services under the terms of the Contract was discussed.  The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the Contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the Contract.  The Trustees determined that as the Fund’s assets increase to certain levels economies of scale would be realized.  The Trustees also considered the Contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved.  The Trustees concluded that reasonable economies of scale would be realized under the terms of the Contract.

The Advisor explained to the Trustees that the Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the Contract and therefore the Trustees could not rely on any comparisons between the Fund’s Contract and other investment management contracts entered into by the Advisor.  Based on the foregoing, the Trustees voted unanimously to renew the Contract.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 40	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 41	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 54 [2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 39[1,2]	Trustee	Unlimited; 7 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 44[2]	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 48[1]	Trustee	Unlimited; 7 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 37	Trustee	Unlimited; 0 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

(UNAUDITED)

	Queens Road Small Cap Value Fund
	Schedule of Investments
	November 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 73.52%

Aircraft Parts & Auxiliary Equipment - 1.50%
24,000	Ducommun, Inc.	$ 447,600

Auto Parts & Equipment - 2.10%
28,396	ATC Technology Corp. *	625,280

Computer Peripheral Equipment, NEC - 2.85%
6,900	Rimage Corp. *	112,056
13,100	Avocent Corp. *	327,238
46,900	Imation Corp. *	411,313
		850,607
Construction & Farm Machinery - 1.42%
10,626	Oshkosh Corp. *	422,171

Crude Petroleum & Natural Gas - 0.55%
38,900	Vaalco Energy, Inc. *	162,991

Electric Utilites - 1.31%
11,350	MGE Energy, Inc.	389,759

Fabricated Plate Work (Boiler Shops) - 0.09%
1,678	Chart Industries, Inc. *	27,855

Fats & Oils - 1.67%
70,000	Darling International, Inc. *	498,400

Financials - Asset Management & Custody Banks - 0.91%
9,000	Eaton Vance	271,260

Fire, Marine & Casulty Insurance - 1.77%
30,700	Hilltop Holdings, Inc. *	373,005
5,400	Zenith National Insurance	154,224
		527,229
Food Retail - 1.93%
2,317	Arden Group, Inc. Class-A	215,458
11,948	Village Super Market, Inc. Class-A	361,068
		576,526
Footwear - 1.24%
42,400	K-Swiss Inc. Class A *	370,152

Gas Utilities - 2.86%
18,900	Piedmont Natural Gas Co., Inc.	447,930
17,300	UGI Corp.	406,204
		854,134
Healthcare Distributors & Services - 1.39%
10,720	Owens & Minor, Inc.	415,829

Healthcare Supplies - 1.09%
2,402	Atrion Corp.	325,495

In Vitro & In Vivo Diagnostic Substances - 0.98%
15,800	Immucor, Inc. *	291,510

Industrial Machinery - 2.44%
14,700	Graco, Inc.	414,099
22,000	Hurco Companies, Inc. *	313,500
		727,599
Information Technology, Electronic Manufacturing Services - 2.99%
13,600	Park Electrochemical Corp.	321,640
55,100	TTM Technologies, Inc. *	571,387
		893,027
Insurance Brokers - 0.50%
10,000	American Safety Insurance Holdings Ltd. *	150,300

Mining & Quarrying of Nonmetallic Minerals - 0.78%
63,500	Usec, Inc. *	232,410

Multi-Line Insurance - 1.38%
34,300	Horace Mann Educators Corp.	412,286

National Commercial Banks - 0.97%
6,000	Cullen Frost Bankers, Inc.	288,120

Natural Gas Distribution - 1.01%
8,520	New Jersey Resources Corp.	300,159

Networking Equipment - 0.91%
15,200	Bel Fuse, Inc. Class B	271,168

Office Services & Supplies - 1.60%
9,371	United Stationers, Inc. *	477,359

Oil & Gas Exploration & Production - 2.51%
7,000	Encore Acquisition Co. *	315,140
13,400	St. Mary Land & Exploration Co.	433,892
		749,032
Packaged Foods - 1.72%
12,774	Sanderson Farms, Inc.	513,132

Personal Products - 1.69%
30,875	CCA Industries, Inc.	129,675
31,700	Inter Parfums, Inc.	373,743
		503,418
Primary Smelting & Refining of Nonferrous Metals - 0.98%
26,000	Horsehead Holding Corp. *	291,720

Property & Casualty Insurance - 2.30%
13,450	CNA Surety Corp. *	180,902
9,500	Proassurance Corp. *	505,875
		686,777
Publishing & Printing - 2.16%
25,545	Scholastic Corp.	643,989

Pumps & Pumping Equipment - 1.08%
14,000	Robbins & Meyers, Inc.	321,860

Reinsurance - 1.63%
6,000	Endurance Specialty Holdings, Ltd.	224,340
7,400	Platinum Underwriters Holdings, Ltd.	261,146
		485,486
Retail - Radio, TV & Consumer Electronics Stores - 1.49%
23,500	Radioshack Corp.	443,210

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.98%
11,500	Interactive Data Corp.	293,710

Semi-Conductors & Related Devices - 0.84%
34,900	Micrel, Inc.	249,535

Services-Advertising - 1.11%
22,400	Valassis Communications, Inc. *	332,192

Services-Business Services, NEC - 1.58%
27,200	Total System Services, Inc.	470,016

Services-Computer Processing & Data Preparation - 0.86%
22,300	Acxiom Corp. *	257,342

Services-Prepackaged Software - 6.36%
84,900	Epicor Software Corp. *	636,750
42,500	Double-Take Software, Inc. *	374,000
8,400	Pervasive Software, Inc. *	41,160
17,400	Progress Software Corp. *	418,992
50,000	Tibco Software, Inc. *	430,000
		1,900,902
Specialized Consumer Services - 1.18%
15,200	Plantronics, Inc.	351,880

Specialty Chemicals - 0.95%
40,000	American Pacific Corp. *	282,800

Steel - 0.98%
11,500	Cleco Corp.	293,365

Sugar & Confectionery Products - 1.66%
32,700	Imperial Sugar Co.	493,770

Surgical & Medical Instruments & Apparatus - 0.76%
14,494	Angiodynamics, Inc. *	225,382

Telephone & Telegraph Apparatus - 2.68%
14,500	Adtran, Inc.	306,385
88,000	Tellabs, Inc. *	493,680
		800,065
Wholesale-Apparel, Piece Goods & Notions - 1.78%
50,535	Delta Apparel, Inc. *	529,607

TOTAL FOR COMMON STOCKS (Cost $18,856,858) - 73.52%		$21,928,416

CLOSED-END MUTUAL FUNDS - 1.73%
2,200	Capital Southwest Corp.	172,194
23,300	Central Fund of Canada Limited ***	345,073
TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $524,241) - 1.73%		517,267

SHORT TERM INVESTMENTS - 24.78%
7,390,589	AIM Short Term Investments Company Prime Portfolio 0.16% ** (Cost $7,390,589)	7,390,589

TOTAL INVESTMENTS (Cost $26,771,688) - 100.03%		$29,836,272

LIABILITIES LESS OTHER ASSETS - (0.03%)		(8,295)

NET ASSETS - 100.00%		$29,827,977

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2009.
*** Passive foreign investment company
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
November 30, 2009 (Unaudited)

Assets:
Investments, at Value (Cost $26,771,688)	$29,836,272
Receivables:
Dividends and Interest	21,413
Total Assets	29,857,685
Liabilities:
Accrued Management Fees (Note 3)	29,708
Total Liabilities	29,708
Net Assets	$29,827,977

Net Assets Consist of:
Paid In Capital	$27,009,093
Accumulated Undistributed Net Investment Loss	(56,180)
Accumulated Undistributed Realized Loss on Investments	(189,520)
Unrealized Appreciation in Value of Investments	3,064,584
Net Assets, for 1,856,275 Shares Outstanding	$29,827,977
(Unlimited number of shares authorized with a par value of $0.001)
Net Asset Value Per Share, Offering and Redemption Price ($29,827,977/1,856,275 shares)	$ 16.07

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the six months ended November 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $35)	$ 105,262
Interest	4,759
Total Investment Income	110,021

Expenses:
Advisory Fees (Note 3)	166,201
Total Expenses	166,201

Net Investment Loss	(56,180)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	761,902
Net Change in Unrealized Appreciation on Investments	2,735,419
Net Realized and Unrealized Gain on Investments	3,497,321

Net Increase in Net Assets Resulting from Operations	$ 3,441,141

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2009	5/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income/(Loss)	$ (56,180)	$ 56,004
Net Realized Gain/(Loss) on Investments	761,902	(581,243)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	2,735,419	(669,693)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,441,141	(1,194,932)

Distributions to Shareholders From:
Net Investment Income	-	(76,749)
Realized Gains	-	(2,586)
Return of Capital	-	(16,701)
Net Change in Net Assets from Distributions	-	(96,036)

Capital Share Transactions:
Proceeds from Sale of Shares	6,902,653	11,055,055
Shares Issued on Reinvestment of Dividends	-	50,059
Cost of Shares Redeemed	(1,194,193)	(2,110,300)
Net Increase in Net Assets from Shareholder Activity	5,708,460	8,994,814

Net Assets:
Net Increase in Net Assets	9,149,601	7,703,846
Beginning of Period	20,678,376	12,974,530
End of Period (Including Accumulated Undistributed Net Investment
Income/(Loss) of $(56,180) and $0, Respectively)	$29,827,977	$20,678,376

Share Transactions:
Shares Sold	447,805	887,820
Shares Issued on Reinvestment of Dividends	-	4,171
Shares Redeemed	(74,918)	(164,524)
Net Increase in Shares	372,887	727,467
Outstanding at Beginning of Period	1,483,388	755,921
Outstanding at End of Period	1,856,275	1,483,388

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	11/30/2009		5/31/2009		5/31/2008	5/31/2007	5/31/2006	5/31/2005

Net Asset Value, at Beginning of Period	$ 13.94		$ 17.16		$ 19.47	$ 17.27	$ 15.98	$ 14.67

Income From Investment Operations:
Net Investment Income/(Loss) *	(0.03)		0.05		0.12	0.10	0.07	0.10
Net Gain/(Loss) on Securities (Realized and Unrealized)	2.16		(3.18)		1.53)	2.90	1.26	2.04
Total from Investment Operations	2.13		(3.13)		(1.41)	3.00	1.33	2.14

Distributions from:
Net Investment Income	-		(0.07)		(0.10)	(0.11)	(0.03)	(0.09)
Capital Gains	-		-	***	(0.80)	(0.69)	(0.01)	(0.68)
Return of Capital	-		(0.02)		-	-	-	(0.05)
Total from Distributions	-		(0.09)		(0.90)	(0.80)	(0.04)	(0.82)

Net Asset Value, at End of Period	$ 16.07		$ 13.94		$ 17.16	$ 19.47	$ 17.27	$ 15.98

Total Return **	15.28%		(18.14)%		(7.15)%	17.90%	8.31%	14.38%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 29,828		$ 20,678		$ 12,975	$ 9,835	$ 8,038	$ 3,574
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.25%	†	1.35%		1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	-0.42%	†	0.41%		0.69%	0.56%	0.42%	0.14%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.25%	†	1.35%		1.35%	1.35%	1.35%	0.87%
Ratio of Net Investment Income to Average Net Assets	-0.42%	†	0.41%		0.69%	0.56%	0.42%	0.62%

Portfolio Turnover	15.19%		35.64%		24.60%	64.65%	74.23%	39.74%

* Net Investment Income per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.
*** Amount is less than $0.005
† Annualized
(a) Total return (not annualized) before the waiver of related party brokerage commissions of $392 is 14.38%.
The accompanying notes are an integral part of these financial statements.

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the year ended May 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2005.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Subsequent Events: Management has evaluated subsequent events through January 29, 2010, the date the financial statements were issued.

Fair Value Measurements:  In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2009:

Assets (b)	Level 1	Level 2	Level 3	Total
Equity Securities	$21,928,416	-	-	$21,928,416
Closed-End Mutual Funds	517,267	-	-	517,267
Short-Term Investments	7,390,589	-	-	7,390,589
Total	$29,836,272	-	-	$29,836,272

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six month period ended November 30, 2009.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.24% as of July 1, 2009, of the Fund’s average daily net asset value.  Prior to July 1, 2009, the rate was 1.35%.  For the six months ended November 30, 2009, the Advisor earned $166,201.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the Advisor at November 30, 2009 is $29,708.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares. Certain officers of the trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the six months ended November 30, 2009.

Note 4. Capital Stock

At November 30, 2009, there were an unlimited number of shares authorized and 1,856,275 shares outstanding, each with no par value, and paid-in capital amounted to $27,009,093 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2009, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $5,030,438 and $3,015,116, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2009, and fiscal year ended May 31, 2009, was as follows:

Distributions paid from:	November 30, 2009	May 31, 2009
Ordinary Income	$ -	$ 76,749
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	2,586
Return of Capital	-	16,701
	$ -	$ 96,036

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Net Investment Loss	(56,180)
Undistributed Capital Losses	(189,520)
Unrealized Appreciation	3,064,584
Net Total	$ 2,818,884

At November 30, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$4,788,826	$(1,724,242)	$3,064,584

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2009, resulted from the deferral of Post-October losses of $693,289, $804 of income recognized for passive foreign investment companies, and $3,111 of the retention of long-term capital gains from underlying funds.

The aggregate cost of securities for federal income tax purposes at November 30, 2009 was $26,771,688.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2009, Pershing, LLC., for the benefit of its customers, owned 78.53% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $254,218, which expires in 2017.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

Queens Road Small Cap Value Fund
Expense Illustration
November 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2009 through November 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2009	November 30, 2009	June 1,2009 to November 30,2009

Actual	$1,000.00	$1,152.80	$6.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Contract - At a meeting held August 28, 2009 , the Bragg Capital Trust Board of Trustees (the “Trustees”), including all of the non-interested Trustees, approved the continuance of the Investment Advisory Agreement (the “Contract”) between Bragg Financial Advisors, Inc (the “Advisor”) and the Bragg Capital Trust (the Fund).  In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group.  The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Fund’s Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Fund; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Fund, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group and the reduction in contractual expenses for the Queens Road Small Cap Value Fund effective July 1, 2009.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Fund based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Fund. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Fund was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Fund with the expense ratios of funds in each series’ respective peer group.  The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics.  The cost to the Advisor for providing the services under the terms of the Contract was discussed.  The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the Contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the Contract.  The Trustees determined that as the Fund’s assets increase to certain levels economies of scale would be realized.  The Trustees also considered the Contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved.  The Trustees concluded that reasonable economies of scale would be realized under the terms of the Contract.

The Advisor explained to the Trustees that the Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the Contract and therefore the Trustees could not rely on any comparisons between the Fund’s Contract and other investment management contracts entered into by the Advisor.  Based on the foregoing, the Trustees voted unanimously to renew the Contract.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 40	Trustee, President Secretary	Unlimited; 7 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 41	Trustee, Chairman Treasurer	Unlimited; 7 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 54 [2]	Trustee	Unlimited; 7 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 39[1,2]	Trustee	Unlimited; 7 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 44[2]	Trustee	Unlimited; 7 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 48[1]	Trustee	Unlimited; 7 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 37	Trustee	Unlimited; 0 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 1, 2010

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 1, 2010

* Print the name and title of each signing officer under his or her signature.